Equity Incentive Plans (Tables)	6 Months Ended
Mar. 31, 2024
Equity Incentive Plans [Abstract]
Summary of Activity in the Company's RSUs

A summary of activity in the Company’s RSUs for the six months ended March 31, 2024 is as follows:

	Number of units	Weighted- Average Grant Date Fair Value per Unit
Outstanding at September 30, 2023	209,494	$6.84
Performance-based RSUs	3,999,999	$8.65
Vested	(130,934)	$6.84
Outstanding at March 31, 2024	4,078,559	$8.61

Schedule of Stock Option Activity	Stock option activity for the six months ended March 31, 2024 is as follows:
	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (years)
Outstanding at September 30, 2023	5,905,684	$4.28
Granted	32,200	$6.84
Exercised	(474,313)	$5.91
Forfeited	(941,042)	$6.53
Outstanding at March 31, 2024	4,522,529	$3.66	6.3
Exercisable at March 31, 2024	4,041,704	$3.29	6.1

Schedule of Weighted-Average Grant Date Fair Value of Options Granted	The fair value of stock options granted was estimated with the following assumptions:
	Six months ended March 31,
	2024		2023
	Range		Range
	Low	High	Low	High
Expected volatility	54.8%	55.6%	52.4%	53.6%
Expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.9%	4.4%	3.6%	4.2%
Expected term (years)	4.5	5.3	5.0	5.8

Schedule of Consolidated Statements of Operations and Comprehensive Loss Include Stock-Based Compensation Expense

The condensed consolidated statements of operations and comprehensive loss include stock-based compensation expense as follows:

	Three months ended March 31,		Six months ended March 31,
	2024	2023	2024	2023
Cost of revenue	$—	$11	$—	$22
Research and development	274	541	775	1,083
Selling, general and administrative	1,167	5,227	13,371	8,530
Total stock-based compensation expense	$1,441	$5,779	$14,146	$9,635